Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,243	$ 1,236	$ 1,951
Accounts receivable, net of allowances of $983 and $525, as of October 29, 2011 and January 29, 2011, respectively/$525 and $335, as of January 29, 2011 and January 30, 2010, respectively	35,410	20,305	25,382
Inventories	255,623	224,645	216,038
Prepaid expenses and other current assets	12,308	9,769	11,902
Total current assets	304,584	255,955	255,273
Property and equipment, net	25,251	28,050	35,882
Other assets, net	15,225	16,467	15,430
Total assets	345,060	300,472	306,585
Current liabilities:
Revolving credit facility		0	40,012
Accounts payable	59,625	25,789	35,017
Accounts payable-affiliates	18,550	14,787	35,277
Accrued expenses and other liabilities	23,864	16,734	18,068
Current portion of notes payable-affiliate	0	373	640
Current portion of obligations under capital leases and other long-term debt	617	1,232	1,147
Total current liabilities	102,656	58,915	130,161
Revolving credit facility	58,289	57,879	0
Notes payable-affiliates	95,366	95,366	95,739
Long-term portion of obligations under capital leases	1,700	1,773	2,034
Other long-term liabilities	30,577	26,031	14,560
Total liabilities	288,588	239,964	242,494
Commitments and contingencies
Shareholders' equity:
Preferred stock, $0.10 par value, 1,000,000 shares authorized, as of October 29, 2011/January 29, 2011 and January 29, 2011/January 30 2010, none issued
Common Stock, $0.01 par value, 20,000,000 shares authorized; 9,867,000 shares and 9,865,000 shares issued as of October 29, 2011 and January 29, 2011, respectively/20,000,000 shares authorized; 9,865,000 and 9,864,666 shares issued and outstanding as of January 29, 2011 and January 30, 2010, respectively	99	99	99
Additional paid-in capital	125,216	125,186	125,045
Accumulated deficit	(60,266)	(56,200)	(52,476)
Treasury stock, at cost, 898,249 shares as of October 29, 2011 and January 29, 2011/898,249 shares as of January 29, 2011 and January 30, 2010	(8,577)	(8,577)	(8,577)
Total shareholders' equity	56,472	60,508	64,091
Total liabilities and shareholders' equity	$ 345,060	$ 300,472	$ 306,585